Finance costs	6 Months Ended
Jun. 30, 2025
Finance costs.
Finance costs

7.Finance costs

Breakdown for finance income, finance expenses and net foreign exchange gains or losses:

	For the six months ended June 30,
(Euro thousands)	2025	2024
Finance income
- Net foreign exchange gains	7,297	120
- Interest income	70	31
Total finance income	7,367	151
Finance expenses
- Interest expense on lease liabilities	(4,214)	(3,647)
- Interest expense on borrowings	(15,502)	(9,492)
- Other	(457)	(199)
Total finance expenses	(20,173)	(13,338)
Total finance costs - net	(12,806)	(13,187)